Capital and financing transactions (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	July 31, 2026		July 31, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,226,787,360	$22,002	1,245,549,363	$22,138
Issued in relation to share-based payments, net	672,594	56	138,392	10
Repurchased for cancellation under the Normal Course Issuer Bid	(8,648,300)	(159)	(3,227,456)	(59)
Outstanding at end of period	1,218,811,654	$21,899	1,242,460,299	$22,089

	For the nine months ended
	July 31, 2026		July 31, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,236,305,738	$22,067	1,244,435,686	$22,054
Issued in relation to share-based payments, net	2,414,326	196	1,252,069	94
Repurchased for cancellation under the Normal Course Issuer Bid	(19,908,410)	(364)	(3,227,456)	(59)
Outstanding at end of period	1,218,811,654	$21,899	1,242,460,299	$22,089